11. SHAREHOLDERS' EQUITY: Schedule of Share-based payments for options granted (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of Share-based payments for options granted

	Year ended December 31, 2017	Year ended December 31, 2016	Six months ended December 31, 2015	Year ended June 30, 2015
Expected life	2.0 – 5.0 years	2.0 – 5.0 years	4.1 years	4.1 years
Volatility	148% - 164%	100% - 155%	172%	169%
Dividend yield	0%	0%	0%	1%
Risk-free interest rate	1.23% - 1.69%	0.47% - 0.58%	0.44%	1.03%